EARLY DEBT EXTINGUISHMENT COSTS	12 Months Ended
Dec. 31, 2011
EARLY DEBT EXTINGUISHMENT COSTS [Abstract]
EARLY DEBT EXTINGUISHMENT COSTS
12.	EARLY DEBT EXTINGUISHMENT COSTS

In fourth quarter 2010, the Company completed the early repayment of $500 million of its outstanding long-term debt securities.  Total consideration was $617 million and was comprised of $500 million for the face amount of the securities and $117 million for the early redemption premium.  The early repayment resulted in a charge of $115 million for early debt extinguishment costs attributable to the early redemption premium, offset by hedging gains related to the debt restructure.  The amounts paid to retire the securities, including the $117 million early redemption premium, are classified as financing activities on the Consolidated Statements of Cash Flows.  The book value of the purchased debt was $501 million, as follows:

(Dollars in millions)	Book Value

6.30% notes due 2018	$24
7 1/4% debentures due 2024	255
7 5/8% debentures due 2024	146
7.60% debentures due 2027	76
Total	$501